Income Taxes - Deferred Tax Assets / Liabilities (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Total deferred tax assets, net	$ 0	$ 1,224
Deferred tax liabilities:
Total deferred tax liabilities, net	2,563	1,010
ABAS
Deferred tax assets:
Carryforward of notional interest deduction	45	0	$ 0
Tax carryforward losses	761	1,275	1,734
Investment tax incentive	377	459	458
Total deferred tax assets, net	1,183	1,734	2,192
AB USA's
Deferred tax liabilities:
Unrealized effect from derivatives	2,420	0	0
Total deferred tax liabilities, net	2,420	0	0
Aegean NWE
Deferred tax assets:
Tax carryforward losses	4,577	2,570	1,402
Total deferred tax assets, net	4,577	2,570	1,402
Deferred tax liabilities:
Revaluation of Aegean NWE fixed assets	4,740	3,336	2,715
Total deferred tax liabilities, net	$ 4,740	$ 3,336	$ 2,715